S000022057 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		25.18%	12.47%	11.38%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.86%	10.45%	9.77%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.56%	9.66%	9.06%
Class X
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.30%	12.55%	11.42%

[1]	MSCI ACWI Index returns are net of withholding taxes applicable to non‑resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.
[2]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.